Dividend Focus Series
Dividend Focus Series Summary Section
Investment Goal
Through a quantitative investment approach, to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
DIVIDEND FOCUS SERIES Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dividend Focus Series (USD $)	CLASS S	CLASS I
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dividend Focus Series		CLASS S	CLASS I
Management Fees		0.45%	0.45%
Distribution and Service (12b-1) Fees		none	none
Other Expenses		0.36%	0.11%
Shareholder Services Fee		0.25%	none
Remainder of Other Expenses		0.11%	0.11%
Total Annual Fund Operating Expenses	[1]	0.81%	0.56%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dividend Focus Series (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
CLASS S	83	259	450	1,002
CLASS I	57	179	313	701

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 19% of the average value of its portfolio.
Principal Investment Strategies
The Series will, under normal circumstances, invest at least 80% of its assets in dividend-paying common stocks. The Series invests primarily in the common stocks of mid- to large- capitalization companies (generally companies with market capitalizations of more than $2 billion at the time of purchase). The Advisor seeks to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to construct a portfolio that provides competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Advisor uses a quantitative approach in managing the portfolio.

Although stocks may be added to or removed from the Series’ portfolio at any time during the year, the Advisor expects that modifications to the Series’ portfolio will primarily take place once a year during the Advisor’s annual portfolio review and rebalancing. A quantitative investment approach relies on financial models and computer databases rather than analysis of the fundamentals of each stock to identify securities for inclusion in the portfolio. In selecting securities for the Series, the Advisor seeks to identify stocks of companies that meet the following investment criteria at the time of purchase: attractive free cash flow yield, dividend yield at least equal to that of the broad equity market, low probability of experiencing financial distress, and likely ability to maintain their dividend. The Series’ investment strategy may involve allocating large portions of the Series’ portfolio to industry sectors which meet the Advisor’s investment criteria.

The Series may invest in stocks of U.S. and foreign companies, including those in emerging markets, as well as American Depository Receipts (ADRs).
Principal Risks of Investing in the Series
Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. or foreign stock markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
Quantitative strategy risk — The Advisor makes investment decisions for the Series using a quantitative investment approach based largely on the Advisor’s review of historical information.

There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor’s judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect. These risks may cause the Series to underperform its benchmark or other funds with a similar investment approach.

The Advisor will make modifications to the Series’ portfolio primarily once a year. Accordingly, the Advisor does not intend to make frequent changes to the Series’ portfolio in response to market movements (positive or negative). The Series may perform differently than funds that more actively rebalance their portfolios in response to market movements.

Mid-cap risk — The Series may also have special risks due to its investments in stocks of mid-size companies. These risks include the following:
  The stocks of mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of mid-size companies may be less marketable than the stocks of larger companies.
Sector focus risk — The Series’ investment strategy may involve allocating large portions of the Series’ portfolio to industry sectors which meet the Advisor’s investment criteria. As a result, poor performance or adverse economic events affecting one or more of these sectors could have a greater impact on the Series than it would if the Series’ investments were allocated across a broader range of industry sectors.

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class I shares of the Series for each calendar year since inception. The total return table shows how the average annual total returns for the Series’ Class I and Class S shares for different periods compare to those of two broad-based securities indices. The Series’ Class S shares commenced operations on March 1, 2012, and all performance below for the periods prior to that date reflect the performance of the Series’ Class I shares adjusted to reflect the higher expenses of the Class S shares. Because Class S shares of the Series invest in the same portfolio of securities, returns for the Class S shares will be substantially similar to those of the Class I shares. Performance will be different only to the extent that the Class S shares have higher expenses. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 9/30/2009): 13.23% Lowest (quarter ended 3/31/2009): (11.13)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2013
Average Annual Total Returns Dividend Focus Series	1 Year	5 Years	Since Inception	Inception Date
Class I Shares	26.22%	15.02%	14.84%	Nov. 07, 2008
Class I Shares Return After Taxes on Distributions	24.90%	13.97%	13.79%	Nov. 07, 2008
Class I Shares Return After Taxes on Distributions and Sale of Series Shares	15.81%	12.10%	11.97%	Nov. 07, 2008
Class S Shares	25.85%	14.73%	14.54%	Nov. 07, 2008
Russell 1000® Value Index (reflect no deduction for fees, expenses, or taxes)	32.53%	16.67%	15.67%	Nov. 07, 2008
S&P 500 Index (reflect no deduction for fees, expenses, or taxes)	32.39%	17.95%	16.80%	Nov. 07, 2008

Performance numbers for the Series and the indices are calculated from November 7, 2008, the inception date of the Series’ Class I shares. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.